EMPLOYEE BENEFIT LIABILITIES - Sensitivity Analysis of One-percentage Point Change in Assumed Rates (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	$ (552)	$ (699)
Assumption - 1% decrease	482	818
Rate of salary increase
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Assumption - 1% increase	483	782
Assumption - 1% decrease	$ (543)	$ (685)